Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Expense

The components of the income tax expense are as follows:

	For the years ended December 31,
	2025	2024	2023
Current
BVI	$-	$-	$-
Hong Kong	-	227,135	159,340
Singapore	-	-	-
Deferred
BVI	-	-	-
Hong Kong	-	-	-
Singapore	-	-	-
Provision for income taxes	$-	$227,135	$159,340

Schedule of Income Tax Payable	Income tax payable consist of the following as of December 31:
	2025	2024
Income tax (receivable) payable	$(233,593)	$393,037
	$(233,593)	$393,037

Schedule of Reconciles Hong Kong Statutory Rates to the Company’s Effective Tax

The following table reconciles Hong Kong statutory rates to the Company’s effective tax:

	For the years ended December 31,
	2025	2024	2023
(Loss)/profit before income taxes	$(1,180,275)	$(4,749,581)	$1,095,460
Hong Kong Profits Tax rate	16.5%	16.5%	16.5%
Income taxes computed at Hong Kong Profits Tax rate	(194,745)	(783,681)	180,751
Reconciling items:
Tax effect of income that is not taxable*	(947,246)	(74)	(198)
Tax effect on expenses that is not deductible**	179,316	961,433	-
Tax effect of rate differences in various jurisdictions	305,274	70,665	-
Tax effect of estimated tax losses not recognised	678,627	-	-
Effect of domestic tax allowance	(21,226)	(21,208)	(21,213)
Income tax expense	$-	$227,135	$159,340

*	Income that is not taxable mainly consisted of the interest income, the government subsidies and reversal of for expected credit loss which are non-taxable under Hong Kong income tax law.

**	Expenses that are not deductible mainly consisted of provision for expected credit loss and legal and professional fee which are non-deductible under Hong Kong income tax law